Related party transactions - Due from Related party (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related party transactions
Amounts due from related parties	$ 10,674	¥ 74,312	¥ 6,600
ZTO Cloud Warehouse Technology Co., Ltd and Its Subsidiaries
Related party transactions
Amounts due from related parties		37,266
ZTO Lianshang Technology Co., Ltd.
Related party transactions
Amounts due from related parties		20,221
Hangzhou Tonglu Hengze Investment Co., Ltd
Related party transactions
Amounts due from related parties		10,000
Shanghai Kuaibao Network Technology Ltd
Related party transactions
Amounts due from related parties		6,512	¥ 6,600
Others
Related party transactions
Amounts due from related parties		¥ 313